Income Taxes (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Federal tax benefit at statutory rate			$ (1,657,000)	$ (235,000)
State tax benefit, net of federal tax			(61,000)	(10,000)
Permanent differences			(38,000)	5,000
Increase in valuation allowance			1,298,000	240,000
Benefit for income taxes	$ (45,784)	$ (96,765)	$ (458,047)